Investment in Associates and joint ventures - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Non-current assets		$ 2,879	$ 2,684
Current assets		1,869	2,129
Current liabilities		(1,928)	(2,190)
Non-current liabilities		(5,128)	(4,569)
Net assets		(2,308)	(1,946)
Revenue		4,923	4,624	$ 3,892
Profit from continuing operations and total comprehensive income for the year		628	750	$ 376
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets		449	462
Current assets		112	86
Current liabilities		(21)	(23)
Non-current liabilities		(236)	(256)
Net assets		304	269
Effect of specially allocated expenses		(42)	(42)
Revenue		130	131
Profit from continuing operations and total comprehensive income for the year		15	15
Group's share of profit for the year	[1]	4	3
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets		60	53
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement		(11)	(8)
Carrying amount		$ 7	$ 3

[1]	Includes specially allocated expenses and the cost of funding owner returns.